EQUITY - Stock warrants activities (Details) - USD ($)	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2022	Oct. 31, 2020
Weighted Average Exercise Price
Intrinsic value	$ 0		$ 0
Warrant
Number of Warrants
Granted	709,000
Outstanding of ending balance	709,000
Warrants exercisable at October 31, 2022		709,000
Weighted Average Exercise Price
Granted	$ 38.86
Outstanding of ending balance	$ 38.86
Warrants exercisable at October 31, 2022		$ 38.86
Intrinsic value		$ 0